Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Statutory federal income tax rate of 21% applied to earnings before income taxes and extraordinary items					$ (5,413)	$ (11,091)
State taxes - net of federal benefit					16	14
Meals and entertainment					0	10
Gifts					1	4
Stock compensation (ISOs)					74	189
Goodwill impairment					613	0
Changes in FV of derivative liability					(3)	(1,374)
Derecognition expense on conversion of convertible debt					126	5,257
Foreign withholding tax					384	0
Valuation allowance					6,076	7,223
Others					53	212
Foreign rate difference					(787)	(155)
Total	$ 0	$ 450	$ 305	$ 616	$ 1,140	$ 289